Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 348.9	$ 247.6
Trade receivables, net	535.2	564.4
Other receivables, net	28.4	27.5
Total receivables, net	563.6	591.9
Inventories	691.5	675.7
Prepaid expenses and other current assets	54.1	61.9
Total current assets	1,658.1	1,577.1
Property, Plant and Equipment—at cost
Machinery and equipment	1,396.2	1,388.8
Buildings and other	740.9	719.0
Land	43.6	43.5
Total property, plant and equipment	2,180.7	2,151.3
Less accumulated depreciation	1,395.9	1,320.5
Net property, plant and equipment	784.8	830.8
Other Assets
Goodwill	1,388.8	1,406.3
Other intangibles, net	701.6	764.0
Operating lease right-of-use assets	161.6	158.8
Sundry	105.1	118.4
Total other assets	2,357.1	2,447.5
TOTAL ASSETS	4,800.0	4,855.4
Current Liabilities
Current maturities of long-term debt	50.9	51.1
Current portion of operating lease liabilities	42.4	39.3
Accounts payable	552.2	463.4
Accrued expenses	275.2	281.0
Other current liabilities	85.3	93.3
Total current liabilities	1,006.0	928.1
Long-term Liabilities
Long-term debt	1,849.3	2,066.5
Operating lease liabilities	122.1	121.6
Other long-term liabilities	192.1	173.5
Deferred income taxes	205.4	223.8
Total long-term liabilities	2,368.9	2,585.4
Commitments and Contingencies
Equity
Common stock: Preferred stock—authorized, 100.0 shares; none issued; Common stock—authorized, 600.0 shares of $.01 par value; 198.8 shares issued	2.0	2.0
Additional contributed capital	543.2	536.1
Retained earnings	2,797.2	2,763.9
Accumulated other comprehensive (loss)	(52.4)	(76.8)
Less treasury stock—at cost (66.2 and 67.0 shares at December 31, 2020 and 2019, respectively)	(1,865.4)	(1,883.8)
Total Leggett & Platt, Inc. equity	1,424.6	1,341.4
Noncontrolling interest	0.5	0.5
Total equity	1,425.1	1,341.9
TOTAL LIABILITIES AND EQUITY	$ 4,800.0	$ 4,855.4